PROPERTY AND EQUIPMENT: (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 143	$ 87	$ 33
Fixed assets disposed off	$ 16	$ 15